INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Tax
Loss before income tax c
onsi
sted of:

	Year Ended December 31,

	2023	2022	2021

Macau operations	$(25,450)	$(271,801)	$(191,655)
Hong Kong and other jurisdictions operations	(120,715)	(89,124)	(110,804)

Loss before income tax	$(146,165)	$(360,925)	$(302,459)

Summary of Income Tax (Benefit) Expense
The income tax (benefit) expense consisted of:

	Year Ended December 31,

	2023	2022	2021

Income tax expense - current:
Hong Kong Profits Tax	$7	$1	$9

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	—	—	(29)
Hong Kong Profits Tax	(15)	—	8

Sub-total	(15)	—	(21)

Income tax (benefit) expense - deferred:
Macau Complementary Tax	(73)	381	(445)

Total income tax (benefit) expense	$(81)	$382	$(457)

Schedule of Reconciliation of Income Tax (Benefit) Expense from Loss Before Income Tax
A reconciliation of the income tax (benefit) expense from loss before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2023	2022	2021
Loss before income tax	$(146,165)	$(360,925)	$(302,459)
Macau Complementary Tax rate	12%	12%	12%
Income tax benefit at Macau Complementary Tax rate	(17,540)	(43,311)	(36,295)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5,432)	(3,449)	(5,385)
Over provision in prior years	(15)	—	(21)
Effect of income for which no income tax expense is payable	(2,191)	(1,438)	(534)
Effect of expenses for which no income tax benefit is receivable	6,338	16,560	20,970
Effect of profits exempted from Macau Complementary Tax	(61)	—	—
Effect of tax losses that cannot be carried forward	—	—	5,532
Changes in valuation allowances	1,515	16,202	(925)
Expired tax losses	17,305	15,818	16,201

Income tax (benefit) expense	$(81)	$382	$(457)

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Deferred tax assets:
Net operating losses carried forward	$43,938	$57,522
Depreciation and amortization	36,692	33,512
Lease liabilities	1,601	1,751
Others	165	154

Sub-total	82,396	92,939
Valuation allowances	(80,665)	(91,092)

Total deferred tax assets	1,731	1,847

Deferred tax liabilities:
Right-of-use assets	(1,394)	(1,576)
Unrealized capital allowances	(646)	(653)

Total deferred tax liabilities	(2,040)	(2,229)

Deferred tax liabilities, net	$(309)	$(382)